OTHER ASSETS - Narrative (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Spanish Tax Authorities
Disclosure of geographical areas [line items]
Value added tax receivables	€ 318	€ 235